N-4	Aug. 08, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PLICO Variable AnnuityAccount S
Entity Central Index Key	0001817186
Entity Investment Company Type	N-4
Document Period End Date	Aug. 08, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
Annual Fee	Minimum	Maximum
Base Contract (1)	0.35%	0.45%
Investment options (Fund fees and expenses) (2)	0.03%	2.86%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (3)	0.20%	0.20%
SecurePay Life rider (4)
At Contract Purchase	See Rate Sheet Prospectus Supplement	2.00%

Later under RightTime Option	See Rate Sheet Prospectus Supplement	2.20%
(1)	We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administrative charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration Charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.
(2)	As a percentage of Fund assets.
(3)	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
(4)	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.35%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.45%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.86%	[2]
Base Contract (N-4) Footnotes [Text Block]	We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administrative charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration Charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

The Base Contract Expenses and corresponding footnote in the ANNUAL CONTRACT EXPENSES – FEE TABLE is deleted and replaced with the following:

Base Contract Expenses (as a percentage of average Variable Account value)(1)	0.45%

(1)	Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.

Annual Contract Expenses [Table Text Block]
Base Contract Expenses (as a percentage of average Variable Account value)(1)	0.45%
(1)	Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.

Base Contract Expense (of Average Account Value), Current [Percent]	0.45%	[3]
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.
Return Of Purchase Payments Death Benefit [Member]
Item 3. Key Information [Line Items]
Optional Benefits Minimum [Percent]	0.20%	[4]
Optional Benefits Maximum [Percent]	0.20%	[4]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
Secure Pay Life Rider At Contract Purchase [Member]
Item 3. Key Information [Line Items]
Optional Benefits Maximum [Percent]	2.00%	[5]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
Secure Pay Life Rider Under Right Time Option [Member]
Item 3. Key Information [Line Items]
Optional Benefits Maximum [Percent]	2.20%	[5]
Optional Benefits Footnotes [Text Block]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.
Contracts Issued Before August 11, 2025 [Member] | Administration Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.10%
Contracts Issued Before August 11, 2025 [Member] | Mortality And Expense Risk Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.35%
Contracts Issued On Or After August 11, 2025 [Member] | Administration Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.15%
Contracts Issued On Or After August 11, 2025 [Member] | Mortality And Expense Risk Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	0.30%

[1]	We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administrative charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration Charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.
[2]	As a percentage of Fund assets.
[3]	Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.
[4]	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
[5]	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.